Other Balance Sheets Components - Accrued and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued and other liabilities:
Payroll and welfare	$ 164,368	$ 161,579
Marketing expenses	53,194	62,267
Sales rebates	256,220	244,868
Professional fees	5,149	8,083
VAT and other tax payable	62,104	56,548
Amounts due to users	49,459	50,194
Unpaid consideration for acquisitions	0	5,674
Unpaid consideration for investment	898	2,186
Proceeds received in advance from disposal of investment	1,096	0
Interest payable for convertible senior notes, unsecured senior notes and long-term loans	14,123	28,812
Others	33,596	36,234
Total accrued and other liabilities	$ 640,207	$ 656,445